Non-financial assets and liabilities - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Raw materials	$ 6,112	$ 1,063
Work in progress	0	0
Finished goods	15,552	21,183
Inventory	$ 21,664	$ 22,246